Lease liabilities - Schedule of Lease Arrangements (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 34,537
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,152
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,655
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,669
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,329
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,574
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 15,158